First Trust Indxx Innovative Transaction and Process ETF Investment Objectives and Goals - First Trust Indxx Innovative Transaction and Process ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Blockchain Index (the “Index”).